Accounting Policies and Procedures: Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Basis of Presentation

Basis of Presentation:

The financial statements present the balance sheets, statements of operations, stockholder’s equity (deficit) and cash flows of the Company. The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.